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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street
                 -------------------------------
                 Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1500
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kimberly Voss                  Boston, MA          5/13/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 69
                                        --------------------

Form 13F Information Table Value Total: 168,322
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]
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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- -------- -----
ABBOTT LABORATORIES           COMMON       002824100    1,881    50,000 SH                SOLE                50,000
ABERCROMBIE & FITCH CO        COMMON       002896207    1,802    60,000 SH                SOLE                60,000
AETNA INC                     COMMON       00817Y108    3,106    63,000 SH                SOLE                63,000
AMDOCS LIMITED                COMMON       G02602103    2,324   175,000 SH                SOLE               175,000
AMERICAN EXPRESS CO           COMMON       025816109    3,838   115,500 SH                SOLE               115,500
ANADARKO PETE                 COMMON       032511107    2,776    61,000 SH                SOLE                61,000
ANALOG DEVICES INC            COMMON       032654105    2,200    80,000 SH                SOLE                80,000
ANTHEM INC                    COMMON       03674B104    1,988    30,000 SH                SOLE                30,000
BANK OF AMERICA               COMMON       060505104    5,394    80,700 SH                SOLE                80,700
BANK OF AMERICA               COMMON       060505104       43       647 SH      PUT       SOLE                   647
BEAR STEARNS COS INC          COMMON       073902108    2,952    45,000 SH                SOLE                45,000
BEST BUY COMPANY INC          COMMON       086516101    1,645    61,000 SH                SOLE                61,000
BJ SERVICES COMPANY           COMMON       055482103    1,720    50,000 SH                SOLE                50,000
BLOCKBUSTER INC               COMMON       093679108    2,618   153,100 SH                SOLE               153,100
BLUE RINO CORPORATION         COMMON       095811105        6       600 SH      PUT       SOLE                   600
CABLEVISION SYSTEMS CORP      COMMON       12686C109    1,899   100,000 SH                SOLE               100,000
CENDANT CP                    COMMON       151313103    2,477   195,000 SH                SOLE               195,000
CHECK POINT SOFTWARE          COMMON       M22465104    2,307   159,400 SH                SOLE               159,400
CITIGROUP INC                 COMMON       172967101    2,842    82,500 SH                SOLE                82,500
CLEAR CHANNEL                 COMMON       184502102    2,680    79,000 SH                SOLE                79,000
COLUMBIA/HCA HEALTHCARE       COMMON       404119109    5,534   133,800 SH                SOLE               133,800
COMCAST CORP                  COMMON       20030N200    3,024   110,000 SH                SOLE               110,000
COVENTRY HEALTH CARE          COMMON       222862104      658    20,000 SH                SOLE                20,000
COX COMMUNICATIONS INC        COMMON       224044107    2,489    80,000 SH                SOLE                80,000
CR BARD INC                   COMMON       067383109    3,784    60,000 SH                SOLE                60,000
D R HORTON INC                COMMON       23331A109    2,001   104,200 SH                SOLE               104,200
DEL MONTE FOODS CO            COMMON       24522P103    1,119   150,000 SH                SOLE               150,000
DELL COMPUTER CORP            COMMON       247025109    2,458    90,000 SH                SOLE                90,000
DUKE ENERGY CORP              COMMON       264399106    3,417   235,000 SH                SOLE               235,000
DYNEGY INC                    COMMON       26816Q101    1,044   400,000 SH                SOLE               400,000
EAST WEST BANCORP IN          COMMON       27579R104      981    31,800 SH                SOLE                31,800
ENSCO INTERNATIONAL INC       COMMON       26874Q100    1,862    73,000 SH                SOLE                73,000
FANNIE MAE                    COMMON       313586109    3,431    52,500 SH                SOLE                52,500
FISHER SCIENTIFIC IN          COMMON       338032204    4,239   151,600 SH                SOLE               151,600
FOX ENTERTAINMENT GROUP       COMMON       35138T107    3,600   135,000 SH                SOLE               135,000
GENERAL ELECTRIC CO           COMMON       369604103    2,741   107,500 SH                SOLE               107,500
GOLDMAN SACHS GROUP           COMMON       38141G104    2,179    32,000 SH                SOLE                32,000
GTECH HLDGS CORP              COMMON       400518106    3,266   100,000 SH                SOLE               100,000
HOLLYWOOD ENTERTAINMENT       COMMON       436141105    4,317   270,000 SH                SOLE               270,000
HOVNANIAN ENTERPRISE          COMMON       442487203    2,073    60,000 SH                SOLE                60,000
INFINITY PROP & CASUALTY      COMMON       45665Q103    3,542   194,100 SH                SOLE               194,100
INTEL CORP                    COMMON       458140100    2,442   150,000 SH                SOLE               150,000
JOHNSON & JOHNSON             COMMON       478160104    2,344    40,500 SH                SOLE                40,500
LIFEPOINT HOSPITALS           COMMON       53219L109    2,134    85,000 SH                SOLE                85,000
MEDTRONIC INC                 COMMON       585055106    4,174    92,500 SH                SOLE                92,500
MERCK & CO                    COMMON       589331107    3,177    58,000 SH                SOLE                58,000
MORGAN STANLEY                COMMON       617446448    2,646    69,000 SH                SOLE                69,000
NETSCREEN TECHNOLOGIES        COMMON       64117V107      713    42,500 SH                SOLE                42,500
NEXTEL COMMUNICATIONS         COMMON       65332V103    1,674   125,000 SH                SOLE               125,000
NII HOLDINGS INC-CL B         COMMON       62913F201    2,954   115,300 SH                SOLE               115,300
OPEN TEXT CORP                COMMON       683715106    1,725    62,000 SH                SOLE                62,000
ORACLE CORP                   COMMON       68389X105    1,628   150,000 SH                SOLE               150,000
OUTBACK STEAKHOUSE INC        COMMON       689899102    1,808    51,100 SH                SOLE                51,100
PFIZER INC                    COMMON       717081103    4,665   149,700 SH                SOLE               149,700
PIXAR ANIMATION STUDIOS       COMMON       725811103    1,353    25,000 SH                SOLE                25,000
ROWAN COMPANIES INC           COMMON       779382100    3,441   175,000 SH                SOLE               175,000
SANDERS MORRIS HARRIS GRP     COMMON       80000Q104      252    26,900 SH                SOLE                26,900
SILICON VALLEY BANCSHARES     COMMON       827064106    1,410    77,500 SH                SOLE                77,500
SMITH INTERNATIONAL INC       COMMON       832110100    3,523   100,000 SH                SOLE               100,000
TARGET CORP                   COMMON       87612E106    1,317    45,000 SH                SOLE                45,000
THE ALLSTATE CORP             COMMON       020002101      663    20,000 SH                SOLE                20,000
TRIAD HOSPITALS INC           COMMON       89579K109    2,959   110,000 SH                SOLE               110,000
UNIONBANCAL CORP              COMMON       908906100    2,278    57,800 SH                SOLE                57,800
UNOCAL CORP DEL               COMMON       915289102    1,052    40,000 SH                SOLE                40,000
USA NETWORKS INC              COMMON       902984103    2,845   106,200 SH                SOLE               106,200
UTSTARCOM INC                 COMMON       918076100    2,699   135,000 SH                SOLE               135,000
VALERO ENERGY                 COMMON       91913Y100    2,106    50,900 SH                SOLE                50,900
WELLPOINT HEALTH NTWRKS       COMMON       94973H108    3,838    50,000 SH                SOLE                50,000
WELLS FARGO CORP              COMMON       949746101    2,250    50,000 SH                SOLE                50,000